Notes to Cash Flows - Summary of Changes in Liabilities Arising from Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	£ 48,576	£ 56,078
Proceeds from issue of debt securities	2,847	5,586
Repayment of debt securities	(13,724)	(12,348)
Repayment of subordinated liabilities	(4)	(939)
Issue of other equity instruments	450	0
Repurchase of other equity instruments	(500)	0
Payment of lease liability	(25)	(46)
Dividends paid	(1,506)	(282)
Liability-related other changes	(418)	(245)
Non-cash changes:
Unrealised foreign exchange	(916)	353
Other changes	1,353	419
Ending Balance	36,133	48,576
Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	12,450	12,340
Proceeds from issue of debt securities	2,788	1,409
Repayment of debt securities	(1,814)	(969)
Repayment of subordinated liabilities	0	(281)
Issue of other equity instruments	450	0
Repurchase of other equity instruments	(500)	0
Dividends paid	(1,489)	(250)
Liability-related other changes	(28)	(3)
Non-cash changes:
Unrealised foreign exchange	(116)	(45)
Other changes	1,498	249
Ending Balance	13,239	12,450
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	43,679	50,171
Proceeds from issue of debt securities	2,847	5,586
Repayment of debt securities	(13,724)	(12,348)
Liability-related other changes	(473)	(243)
Non-cash changes:
Unrealised foreign exchange	(930)	359
Other changes	181	154
Ending Balance	31,580	43,679
Debt securities in issue | Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	9,379	8,957
Proceeds from issue of debt securities	2,788	1,409
Repayment of debt securities	(1,814)	(969)
Liability-related other changes	(28)	(3)
Non-cash changes:
Unrealised foreign exchange	(124)	(17)
Other changes	9	2
Ending Balance	10,210	9,379
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,556	3,528
Repayment of subordinated liabilities	(4)	(939)
Liability-related other changes	(4)	(10)
Non-cash changes:
Unrealised foreign exchange	14	(6)
Other changes	(334)	(17)
Ending Balance	2,228	2,556
Subordinated liabilities | Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	830	1,142
Repayment of subordinated liabilities		(281)
Non-cash changes:
Unrealised foreign exchange	8	(28)
Other changes		(3)
Ending Balance	838	830
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,241	2,241
Issue of other equity instruments	450
Repurchase of other equity instruments	(500)
Non-cash changes:
Ending Balance	2,191	2,241
Other equity instruments | Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,241	2,241
Issue of other equity instruments	450
Repurchase of other equity instruments	(500)
Non-cash changes:
Ending Balance	2,191	2,241
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	100	138
Payment of lease liability	(25)	(46)
Liability-related other changes	59	8
Non-cash changes:
Ending Balance	134	100
Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0
Dividends paid	(1,506)	(282)
Non-cash changes:
Other changes	1,506	282
Ending Balance	0	0
Dividends paid | Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0
Dividends paid	(1,489)	(250)
Non-cash changes:
Other changes	1,489	250
Ending Balance	£ 0	£ 0